Fair Value	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
FAIR VALUE
15.	FAIR VALUE

The Group uses the fair value hierarchy discussed in note 2 for determining and disclosing the fair value of financial instruments by valuation techniques.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls has been determined based on the lowest level input that is significant to the fair value measurement of the asset or liability. The Group’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and the Group considers factors specific to the asset or liability.

In order to determine if a market is active or inactive for a security, the Group considers a number of factors, including, but not limited to, the spread between what a seller is asking for a security and what a buyer is bidding for the same security, the volume of trading activity for the security in question, the price of the security compared to its par value (for fixed maturity investments), and other factors that may be indicative of market activity.

During 2023, corporate bonds available-for-sale amounting to USD 58,764 thousand were transferred from level 1 to level 2 as at December 31, 2023. In addition, corporate bonds available-for-sale amounting to USD 52,494 thousand were transferred from level 2 to level 1 as at December 31, 2023. These transfers between levels 1 and 2 occur depending on the input that is significant to the fair value measurement of the financial assets.

There was a transfer of an equity security investment amounting to USD 6,990 thousand out of Level 3 into Level 1 during the year ended December 31, 2023 as a result of the investment now having a quoted price in an active market.

Below is a summary of the assets and liabilities that are measured at fair value on a recurring basis and also represents the carrying amount on the Group’s consolidated balance sheets:

	December 31, 2023
	Level 1	Level 2	Level 3	Total Fair Value
	USD ’000	USD ’000	USD ’000	USD ’000
Assets measured at fair value:
Fixed maturity available-for-sale securities:
Foreign governments	2,915	9,484	-	12,399
Corporate bonds	240,716	512,475	-	753,191
Total	243,631	521,959	-	765,590

Equity securities	26,208	-	-	26,208
Other Investments	-	11,060	-	11,060
Fair value option:
Equity-method investments measured at fair value	-	-	3,522	3,522
	269,839	533,019	3,522	806,380
Liabilities measured at fair value:
Derivative financial liabilities (Earnout Shares)	-	-	17,290	17,290

	December 31, 2022
	Level 1	Level 2	Level 3	Total Fair Value
	USD ’000	USD ’000	USD ’000	USD ’000
Assets measured at fair value:
Fixed maturity available-for-sale securities:
Foreign governments	1,235	6,787	-	8,022
Corporate bonds	99,731	381,328	-	481,059
Total	100,966	388,115	-	489,081

Equity securities	24,046	-	7,364	31,410
Other Investments	-	12,237	-	12,237
Fair Value option:
Equity-method investments measured at fair value	-	-	4,907	4,907
	125,012	400,352	12,271	537,635
Liabilities measured at fair value:
Derivative financial liabilities (Warrants and Earnout Shares)	-	10,005	13,800	23,805

Fixed Maturity available-for-sale securities

Fixed maturity available-for-sale securities included in Level 1 and Level 2 consist of the majority of the Group’s investments in corporate and non-US government securities. The Group’s fixed maturity available-for-sale securities are primarily priced using pricing services from pricing vendors. Generally, the pricing vendors provide pricing for a high volume of liquid securities that are actively traded. For securities that do not trade on an exchange, the pricing services generally utilize market data and other observable inputs in matrix pricing models to determine a reasonable fair value. Observable inputs include, but are not limited to, investment yields, credit risks and spreads, reported trades, bids, offers, and reference data and industry and economic events. As the significant inputs used in the pricing process are observable market inputs, the fair value of these securities is classified within Level 1 and Level 2.

Equity Securities and Other investments

The Group’s exchange traded equity securities are included in Level 1 as their fair values are based on quoted market prices in active markets. Other investments consist primarily of mutual funds that generally trade daily and as the fair values are based on observable market inputs. The fair values are included in Level 2 of the fair value hierarchy. The Group has a small number of securities included in Level 3 due to a lack of an available independent pricing source and as the significant inputs used to price these securities are unobservable, the fair values are classified as Level 3.

Equity-method investments measured at fair value

The Group accounts for its equity method investments using the fair value option.

The fair value of the Group’s investment was determined using the adjusted net asset value (“NAV”) approach. As significant inputs used in the valuation process are unobservable market inputs, the fair value of the investment is classified as Level 3. The unobservable inputs may cause significant increases or decreases in the fair value.

Derivative financial liabilities

The Group’s Public and Private Warrants broadly had similar terms with certain differences in few features and the fair values were based on the quoted price of the Public Warrants listed on Nasdaq. See Note 20 for redemption of Private Warrants during the year ended December 31, 2023. Although the fair values are based on observable market inputs, the fair values are classified as Level 2 due to lack of sufficient trading volume.

The earn out shares issued to Tiberius former stockholders and IGI former shareholders are valued using a Monte Carlo simulation model. This approach takes into account the share price as at the valuation date, the threshold price for vesting, expected volatility, expected dividend yield, the risk-free rate, and the earn out period up to March 17, 2028. As the significant inputs used to price the earn out shares are unobservable, the fair values are classified as Level 3. The unobservable inputs and assumptions used in the valuation may cause significant increases or decreases in the fair value.

Refer to Note 10 – Derivative Financial Liabilities for additional information related to the fair values and types of derivatives entered into by the Group.

Level 3 Assets and Liabilities Measured at Fair Value

Below is a summary of quantitative information regarding the significant unobservable inputs (Level 3) used in determining the fair value of assets and liabilities measured at fair value on a recurring basis:

As at December 31, 2023	Fair Value (Level 3) USD’000	Valuation Technique	Unobservable Inputs	Low	High	Weighted Average or Actual
Equity-method investments measured at fair value	3,522	Adjusted net asset value (“NAV”) approach	Sale price (per square meter) of the underlying properties owned by the investees	N/A	N/A	N/A
Derivative financial liabilities	17,290	Monte Carlo Simulation approach	Volatility of IGI’s share price	20%	30%	25%

As at December 31, 2022	Fair Value (Level 3) USD’000	Valuation Technique	Unobservable Inputs	Low	High	Weighted Average or Actual
Equities	6,990	Multiples based valuation approach	Enterprise value to earnings before interest, tax, depreciation and amortization	7.9	8.7	8.3
			Price to earnings	10.3	11.4	10.9
			Price to book value of shares	1.1	1.2	1.1
	374	Multiples based valuation approach	Enterprise value to sale multiple	1.1	1.7	1.4
Equity-method investments measured at fair value	4,907	“Adjusted net asset value (“NAV”) approach”	Sale price (per square meter) of the underlying properties owned by the investees	N/A	N/A	N/A
Derivative financial liabilities	13,800	Monte Carlo Simulation approach	Volatility of IGI’s share price	25%	30%	27.5%

The following table presents a reconciliation of the beginning and ending balances for all financial assets and liabilities measured at fair value on a recurring basis using Level 3 inputs for 2023 and 2022:

	Equity Securities	Equity- method investees	Derivative financial liabilities (Earnout Shares)
	USD ’000	USD ’000	USD ’000
Year Ended December 31, 2023
Balance at beginning of year	7,364	4,907	(13,800)
Change in fair value included in earnings	(374)	(1,385)	(20,970)
Vesting of Earnout Shares	-	-	17,480
Transfer in and/or out of Level 3	(6,990)	-	-
Balance at end of year	-	3,522	(17,290)
Year Ended December 31, 2022
Balance at beginning of year	7,046	4,633	(15,470)
Change in fair value included in earnings	318	274	1,670
Balance at end of year	7,364	4,907	(13,800)

There are no active markets for the equity-method investments measured at fair value.

Financial Instruments Disclosed, But Not Carried, At Fair Value:

The Company uses various financial instruments in the normal course of its business. The carrying values of cash and cash equivalents, term deposits, short-term investments, accrued investment income, certain other assets and other liabilities not included herein approximated their fair values.